INTANGIBLE ASSETS (Details - Future amortization)	Sep. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 52,214
2025	208,857
2026	208,857
2027	208,857
2028 and beyond	611,054
Total	$ 1,289,839